Document and Entity Information	3 Months Ended
Aug. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug. 31, 2011
Trading Symbol	TLLE
Entity Registrant Name	TELETOUCH COMMUNICATIONS INC
Entity Central Index Key	0000928659
Entity Filer Category	Smaller Reporting Company